Schedule of Investments
Invesco International Developed Dynamic Multifactor ETF (IMFL)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.59%
Australia-12.92%
AGL Energy Ltd.(a)	13,376	$72,048
Ampol Ltd.	6,106	117,265
APA Group	18,715	141,429
ASX Ltd.	1,380	65,790
Atlas Arteria Ltd.	5,380	25,629
Aurizon Holdings Ltd.	24,418	62,557
BHP Group Ltd.	180,427	5,551,865
Brambles Ltd.	38,162	308,125
Cochlear Ltd.	433	63,015
Coles Group Ltd.	12,602	143,732
Commonwealth Bank of Australia	2,480	181,490
CSL Ltd.	1,463	296,545
Deterra Royalties Ltd.	7,494	23,401
Endeavour Group Ltd.(a)	44,029	207,121
Fortescue Metals Group Ltd.	1,711	22,469
Glencore PLC	105,756	706,933
Goodman Group	18,818	245,352
GPT Group (The)	15,060	45,997
Macquarie Group Ltd.	823	100,457
Medibank Pvt. Ltd.	196,765	388,599
National Australia Bank Ltd.	6,267	133,769
Orora Ltd.	13,192	27,896
QBE Insurance Group Ltd.	3,825	33,445
Region RE Ltd.	34,109	63,905
Rio Tinto Ltd.	9,272	687,673
Rio Tinto PLC	41,003	2,752,359
Sonic Healthcare Ltd.	956	20,925
South32 Ltd.	28,982	79,056
Tabcorp Holdings Ltd.	49,410	35,250
Telstra Group Ltd.	44,140	117,651
Vicinity Ltd.	57,283	78,828
Wesfarmers Ltd.	4,952	163,175
Woodside Energy Group Ltd.	31,979	796,152
		13,759,903
Austria-0.13%
ANDRITZ AG	511	27,726
Mondi PLC	2,121	39,057
Verbund AG	812	72,932
		139,715
Belgium-0.17%
Elia Group S.A./N.V.	979	138,027
Warehouses De Pauw C.V.A.	1,500	39,800
		177,827
Brazil-0.04%
Yara International ASA	960	43,406
Canada-3.09%
Alimentation Couche-Tard, Inc.	9,337	422,049
Bank of Nova Scotia (The)	404	20,914
BCE, Inc.	1,134	53,584
Canadian National Railway Co.	7,159	911,918
Canadian Utilities Ltd., Class A	1,009	27,381
CGI, Inc., Class A(b)	372	32,225
Constellation Software, Inc.	21	33,591
Dollarama, Inc.	2,546	154,615
Enbridge, Inc.	2,426	99,406
Fairfax Financial Holdings Ltd.	231	131,505
Fortis, Inc.	1,808	72,203
Franco-Nevada Corp.	181	26,233
George Weston Ltd.	515	63,990
	Shares	Value
Canada-(continued)
Hydro One Ltd.(c)	2,465	$68,403
Intact Financial Corp.	1,641	243,614
Loblaw Cos. Ltd.	2,373	212,497
Metro, Inc.	2,868	163,656
Royal Bank of Canada	563	55,557
TC Energy Corp.	445	19,563
TELUS Corp.	1,280	27,041
Thomson Reuters Corp.	3,489	407,629
Toronto-Dominion Bank (The)	735	48,539
		3,296,113
China-0.16%
BOC Hong Kong Holdings Ltd.	10,296	32,942
Budweiser Brewing Co. APAC Ltd.(c)	22,748	66,070
Prosus N.V.(b)	557	36,245
Want Want China Holdings Ltd.	50,008	33,956
		169,213
Denmark-6.33%
AP Moller - Maersk A/S, Class A	26	54,951
AP Moller - Maersk A/S, Class B	31	66,922
Carlsberg A/S, Class B	1,616	200,897
Coloplast A/S, Class B(a)	1,372	160,845
Genmab A/S(b)	217	99,037
Novo Nordisk A/S, Class B	46,871	5,805,585
Novozymes A/S, Class B	2,263	130,757
Orsted A/S(c)	1,108	96,281
Tryg A/S	5,702	131,264
		6,746,539
Finland-0.44%
Elisa OYJ	2,624	135,129
Orion OYJ, Class B	1,480	77,557
Sampo OYJ, Class A	3,564	179,380
UPM-Kymmene OYJ	2,173	79,324
		471,390
France-11.32%
Air Liquide S.A.	5,794	839,374
Bureau Veritas S.A.	1,588	41,487
Capgemini SE	286	51,524
Carrefour S.A.(a)	6,154	104,306
Cie Generale des Etablissements Michelin S.C.A.	975	27,269
Danone S.A.	2,057	106,360
Dassault Aviation S.A.	680	106,951
Dassault Systemes SE	1,377	51,119
Edenred	1,857	101,519
Eiffage S.A.	362	35,559
ENGIE S.A.	8,111	122,837
EssilorLuxottica S.A.	452	83,929
Eurazeo SE	383	24,063
Getlink SE	1,796	29,455
Hermes International	1,175	1,911,016
Kering S.A.	220	132,025
Legrand S.A.	511	41,812
L’Oreal S.A.	6,784	2,538,750
LVMH Moet Hennessy Louis Vuitton SE	3,547	2,717,405
Orange S.A.(a)	30,155	303,814
Pernod Ricard S.A.	2,024	400,576
Remy Cointreau S.A.	483	82,468
Sanofi	8,212	734,119
Schneider Electric SE	1,182	173,444
Teleperformance	111	24,880
Thales S.A.	605	76,092
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
France-(continued)
TotalEnergies SE(a)	12,251	$757,225
Veolia Environnement S.A.	1,898	48,462
Vinci S.A.	3,449	347,463
Vivendi SE	4,427	39,648
		12,054,951
Germany-4.74%
adidas AG	173	21,828
Allianz SE	127	26,804
BASF SE	3,833	191,472
Bayer AG	3,506	200,544
Bayerische Motoren Werke AG	2,530	224,839
Bayerische Motoren Werke AG, Preference Shares	689	58,698
Beiersdorf AG	4,973	533,179
Brenntag SE	380	23,500
Deutsche Boerse AG	133	24,141
Deutsche Post AG	4,252	165,950
Deutsche Telekom AG	47,730	958,166
E.ON SE	19,127	180,121
GEA Group AG	2,675	106,851
Henkel AG & Co. KGaA	2,266	148,624
Henkel AG & Co. KGaA, Preference Shares	2,976	209,717
LEG Immobilien SE	508	31,622
Mercedes-Benz Group AG	1,685	111,993
Merck KGaA	1,168	209,398
MTU Aero Engines AG	164	33,840
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	94	29,306
RWE AG	22,292	967,103
SAP SE	2,074	222,108
Scout24 SE(c)	1,959	104,536
Siemens AG	745	100,876
Symrise AG	308	34,552
Telefonica Deutschland Holding AG	28,941	68,275
Vantage Towers AG(a)	1,935	65,190
		5,053,233
Hong Kong-1.36%
AIA Group Ltd.	20,396	208,164
CK Asset Holdings Ltd.	25,017	150,372
CK Hutchison Holdings Ltd.	19,612	115,038
CK Infrastructure Holdings Ltd.	8,526	43,300
CLP Holdings Ltd.	14,893	108,489
Jardine Matheson Holdings Ltd.	2,333	112,731
Link REIT	10,786	73,436
MTR Corp. Ltd.	9,806	47,523
PCCW Ltd.	43,144	18,831
Power Assets Holdings Ltd.	72,741	376,213
Sino Land Co. Ltd.	100,016	124,661
Sun Hung Kai Properties Ltd.	5,859	70,900
		1,449,658
Ireland-0.10%
CRH PLC	1,352	53,384
Kerry Group PLC, Class A(a)	528	49,356
		102,740
Israel-0.34%
Bank Leumi Le-Israel BM	2,268	20,631
Bezeq The Israeli Telecommunication Corp. Ltd.	28,554	52,293
Elbit Systems Ltd.	531	92,140
	Shares	Value
Israel-(continued)
ICL Group Ltd.	19,997	$165,695
Tower Semiconductor Ltd.(b)	758	33,323
		364,082
Italy-1.53%
Davide Campari-Milano N.V.(a)	2,704	28,377
Enel S.p.A.	19,050	102,702
Eni S.p.A.(a)	26,326	386,680
Ferrari N.V.	3,302	724,143
Infrastrutture Wireless Italiane S.p.A.(a)(c)	2,462	24,443
Italgas S.p.A.	9,109	53,516
Moncler S.p.A.	768	39,924
Prysmian S.p.A.	1,467	51,104
Recordati Industria Chimica e Farmaceutica S.p.A.	850	36,065
Snam S.p.A.	9,129	46,339
Terna Rete Elettrica Nazionale S.p.A.(a)	18,067	137,835
		1,631,128
Japan-13.04%
Ajinomoto Co., Inc.	1,176	36,605
Astellas Pharma, Inc.	13,328	205,210
Bandai Namco Holdings, Inc.	4,900	321,831
Bridgestone Corp.	2,536	95,306
Canon, Inc.	18,630	428,834
Central Japan Railway Co.	294	35,144
Chubu Electric Power Co., Inc.	2,550	23,631
Chugai Pharmaceutical Co. Ltd.	2,231	58,687
Dai Nippon Printing Co. Ltd.	3,334	68,633
Daiichi Sankyo Co. Ltd.	980	32,121
Daikin Industries Ltd.	490	80,248
Daito Trust Construction Co. Ltd.	840	92,723
Denso Corp.	882	48,375
East Japan Railway Co.	980	55,197
Electric Power Development Co. Ltd.	1,568	23,922
ENEOS Holdings, Inc.	38,046	127,455
FANUC Corp.	490	72,632
Fast Retailing Co. Ltd.	196	115,259
Hamamatsu Photonics K.K.	759	39,608
Hankyu Hanshin Holdings, Inc.	2,060	63,730
Haseko Corp.	2,452	26,816
Hirose Electric Co. Ltd.	294	39,319
Hitachi Ltd.	1,864	99,132
Hitachi Transport System Ltd.	392	24,974
Honda Motor Co. Ltd.	6,668	161,205
Hoya Corp.	414	42,414
Idemitsu Kosan Co. Ltd.	2,452	56,933
Inpex Corp.	2,452	26,938
ITOCHU Corp.	17,700	551,857
Japan Tobacco, Inc.	15,332	310,501
Kamigumi Co. Ltd.	3,096	62,585
Kansai Electric Power Co., Inc. (The)	5,786	48,806
Kao Corp.	1,274	50,313
KDDI Corp.	44,198	1,309,069
Keyence Corp.	246	103,527
Kintetsu Group Holdings Co. Ltd.	1,078	38,072
Komatsu Ltd.	2,354	54,250
Konami Group Corp.	392	18,360
Kyocera Corp.	3,040	154,231
Kyushu Railway Co.	1,864	40,584
Marubeni Corp.	11,080	124,380
Maruichi Steel Tube Ltd.	1,077	22,187
Mitsubishi Corp.	16,572	552,864

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Mitsubishi Electric Corp.	12,278	$122,712
Mitsubishi Estate Co. Ltd.	1,766	24,824
Mitsubishi Heavy Industries Ltd.	1,666	65,761
Mitsubishi UFJ Financial Group, Inc.	6,276	34,034
Mitsui & Co. Ltd.	31,182	900,174
Nintendo Co. Ltd.	25,102	1,069,057
Nippon Building Fund, Inc.	5	23,125
Nippon Telegraph & Telephone Corp.	18,181	498,560
Nissan Chemical Corp.	882	43,471
Nissin Foods Holdings Co. Ltd.	1,279	96,442
Nitto Denko Corp.	1,755	109,992
Ono Pharmaceutical Co. Ltd.	6,962	176,900
Oriental Land Co. Ltd.	2,354	336,491
ORIX Corp.	2,452	39,167
Osaka Gas Co. Ltd.	6,899	105,571
Otsuka Holdings Co. Ltd.	980	33,263
Pan Pacific International Holdings Corp.	3,530	61,003
Sankyo Co. Ltd.	3,236	125,457
Secom Co. Ltd.	7,934	486,782
Sega Sammy Holdings, Inc.	4,020	53,203
Sekisui Chemical Co. Ltd.	3,530	49,372
Sekisui House Ltd.	2,068	38,358
Seven & i Holdings Co. Ltd.	6,472	261,334
Shimamura Co. Ltd.	686	61,403
Shin-Etsu Chemical Co. Ltd.	755	96,790
SHO-BOND Holdings Co. Ltd.	1,227	53,566
SMC Corp.	100	45,268
SoftBank Corp.	19,120	206,325
Sojitz Corp.	2,060	36,298
Sony Group Corp.	2,298	188,234
Subaru Corp.	2,648	45,137
Sumitomo Corp.	5,786	94,154
Suntory Beverage & Food Ltd.	1,406	47,319
Taisei Corp.	1,666	50,055
TIS, Inc.	2,158	60,989
Tobu Railway Co. Ltd.	1,078	25,749
Toho Co. Ltd.	2,277	87,299
Tokio Marine Holdings, Inc.	5,296	108,197
Tokyo Gas Co. Ltd.	8,275	151,015
Toppan, Inc.	2,256	34,859
Toray Industries, Inc.	5,394	28,952
Toshiba Corp.	2,844	95,588
Toyota Motor Corp.	74,522	1,082,146
Trend Micro, Inc.	1,864	91,576
Unicharm Corp.	2,108	77,420
USS Co. Ltd.	8,709	144,819
Yakult Honsha Co. Ltd.	3,138	198,181
Yamato Kogyo Co. Ltd.	686	23,400
Yokogawa Electric Corp.	1,864	34,793
Zensho Holdings Co. Ltd.	980	24,509
		13,893,562
Luxembourg-0.03%
RTL Group S.A.	785	32,034
Netherlands-3.31%
ASML Holding N.V.(a)	1,507	907,019
Heineken Holding N.V.	459	34,202
Heineken N.V.	1,872	170,768
IMCD N.V.(a)	249	36,669
JDE Peet’s N.V.	1,568	48,219
Koninklijke Ahold Delhaize N.V.	5,256	150,784
Koninklijke DSM N.V.	959	123,414
	Shares	Value
Netherlands-(continued)
Koninklijke KPN N.V.	104,237	$316,338
Randstad N.V.(a)	1,636	94,379
Shell PLC	30,066	869,141
Universal Music Group N.V.(a)	2,165	51,320
Wolters Kluwer N.V.	6,580	719,149
		3,521,402
New Zealand-0.14%
Spark New Zealand Ltd.	47,744	153,373
Norway-1.34%
Equinor ASA	33,232	1,263,470
Gjensidige Forsikring ASA	2,336	44,709
Kongsberg Gruppen ASA	2,074	84,830
Orkla ASA	5,138	36,099
		1,429,108
Poland-0.17%
Dino Polska S.A.(a)(b)(c)	785	63,582
Polski Koncern Naftowy ORLEN S.A.	8,262	119,675
		183,257
Portugal-0.06%
Jeronimo Martins SGPS S.A.	2,788	61,311
Singapore-0.23%
CapitaLand Ascendas REIT	12,433	25,513
Keppel Corp. Ltd.	5,492	30,479
Singapore Exchange Ltd.	13,306	88,566
Singapore Technologies Engineering Ltd.	9,954	25,078
Singapore Telecommunications Ltd.	37,948	75,801
		245,437
South Africa-0.24%
Anglo American PLC	6,224	255,758
South Korea-5.19%
Cheil Worldwide, Inc.	3,346	62,055
Hyundai Glovis Co. Ltd.	392	53,176
Hyundai Mobis Co. Ltd.	371	60,669
Hyundai Motor Co.	236	30,685
Kangwon Land, Inc.(b)	3,347	64,283
KB Financial Group, Inc.	664	26,670
KEPCO Plant Service & Engineering Co. Ltd.	913	24,052
Kia Corp.	3,996	210,585
Korea Zinc Co. Ltd.	294	142,405
KT&G Corp.	6,200	470,223
LG Corp.	1,990	128,552
LG Energy Solution Ltd.(b)	151	68,164
Samsung C&T Corp.	1,533	143,817
Samsung Electronics Co. Ltd.	62,492	3,001,098
Samsung Electronics Co. Ltd., Preference Shares	9,719	418,139
Samsung SDI Co. Ltd.	69	38,854
Samsung SDS Co. Ltd.	399	39,058
Shinhan Financial Group Co. Ltd.	866	25,276
SK Hynix, Inc.	6,102	403,625
SK Telecom Co. Ltd.	1,948	74,158
S-Oil Corp.	590	39,010
		5,524,554
Spain-1.08%
Endesa S.A.	2,936	53,915
Iberdrola S.A.	56,159	628,968
Naturgy Energy Group S.A.	6,111	169,326
Red Electrica Corp. S.A.	10,121	176,004

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Spain-(continued)
Repsol S.A.	4,226	$64,546
Telefonica S.A.	16,730	61,641
		1,154,400
Sweden-2.94%
Assa Abloy AB, Class B	3,658	83,183
Atlas Copco AB, Class B	6,606	74,150
Axfood AB	731	19,467
Boliden AB(a)	2,173	80,966
Epiroc AB, Class A	4,977	95,433
Epiroc AB, Class B	4,417	73,060
Essity AB, Class B	1,866	45,201
Holmen AB, Class B	1,108	45,280
Industrivarden AB, Class A	5,011	128,119
Industrivarden AB, Class C	5,178	131,569
Investor AB, Class A	31,187	594,805
Investor AB, Class B(a)	79,349	1,462,554
L E Lundbergforetagen AB, Class B	718	31,019
Svenska Cellulosa AB S.C.A., Class B	3,335	44,977
Tele2 AB, Class B	6,337	55,286
Telefonaktiebolaget LM Ericsson, Class B	3,706	22,985
Telia Co. AB	21,362	57,797
Volvo AB, Class B	4,793	87,760
		3,133,611
Switzerland-5.92%
ABB Ltd.	11,342	354,853
Accelleron Industries AG(b)	566	11,421
Barry Callebaut AG	18	36,642
Chocoladefabriken Lindt & Spruengli AG, PC	20	210,181
Cie Financiere Richemont S.A.	2,852	376,788
DKSH Holding AG	489	36,668
EMS-Chemie Holding AG	48	33,554
Geberit AG	55	26,468
Givaudan S.A.	8	27,099
Holcim AG(b)	1,563	80,238
Kuehne + Nagel International AG, Class R	115	27,769
Novartis AG	51,512	4,561,272
Partners Group Holding AG	25	24,856
PSP Swiss Property AG	738	80,870
SGS S.A.	28	65,025
Swatch Group AG (The), BR(a)	144	37,930
Swiss Prime Site AG	255	21,196
Swisscom AG	463	247,181
Zurich Insurance Group AG	100	48,094
		6,308,105
United Kingdom-11.69%
3i Group PLC	40,777	667,107
Admiral Group PLC	1,414	34,116
Auto Trader Group PLC(c)	31,934	218,889
BAE Systems PLC	60,445	592,888
BP PLC	9,135	54,001
British American Tobacco PLC	30,720	1,245,593
British Land Co. PLC (The)	9,144	43,629
BT Group PLC	17,929	25,921
Bunzl PLC	3,997	145,086
Burberry Group PLC	1,709	44,567
Compass Group PLC	5,167	115,752
Croda International PLC	609	49,418
DCC PLC	444	23,510
Diageo PLC	48,546	2,228,854
Experian PLC	4,278	150,292
	Shares	Value
United Kingdom-(continued)
Haleon PLC(b)	20,046	$68,206
Halma PLC	890	23,504
HomeServe PLC	6,998	99,257
HSBC Holdings PLC	9,675	58,928
Imperial Brands PLC	21,994	558,251
InterContinental Hotels Group PLC	414	24,070
Land Securities Group PLC	8,565	63,780
National Grid PLC	55,830	681,148
Pearson PLC	3,547	42,140
Reckitt Benckiser Group PLC	12,686	906,911
RELX PLC	39,550	1,094,142
Rightmove PLC	12,120	80,772
RS GROUP PLC	10,938	122,083
Sage Group PLC (The)	24,216	230,767
Segro PLC	15,713	150,802
Severn Trent PLC	2,664	86,917
Smiths Group PLC	2,332	44,303
SSE PLC	18,307	375,995
Tesco PLC	45,002	123,415
Unilever PLC	31,518	1,563,499
United Utilities Group PLC	6,931	84,973
Vodafone Group PLC	300,393	329,800
		12,453,286
United States-11.54%
Amcor PLC, CDI	26,581	323,536
Computershare Ltd.	17,818	332,207
Ferguson PLC	3,082	345,297
GSK PLC	43,310	726,956
Nestle S.A.	42,772	5,055,109
QIAGEN N.V.(b)	3,641	177,746
Roche Holding AG	14,643	4,730,638
Roche Holding AG, BR(a)	752	298,669
Stellantis N.V.	2,905	44,933
Waste Connections, Inc.	1,767	253,039
		12,288,130
Total Common Stocks & Other Equity Interests (Cost $100,431,186)		106,097,226
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $54,101)	54,101	54,101
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.64% (Cost $100,485,287)		106,151,327
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.46%
Invesco Private Government Fund, 3.83%(d)(e)(f)	1,330,536	1,330,536

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(d)(e)(f)	3,419,607	$3,420,291
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,750,291)		4,750,827
TOTAL INVESTMENTS IN SECURITIES-104.10% (Cost $105,235,578)		110,902,154
OTHER ASSETS LESS LIABILITIES-(4.10)%		(4,368,657)
NET ASSETS-100.00%		$106,533,497
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2022.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $642,204, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$144,588	$1,379,369	$(1,469,856)	$-	$-	$54,101	$879
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	900,342	3,934,152	(3,503,958)	-	-	1,330,536	6,966*
Invesco Private Prime Fund	2,315,165	6,020,702	(4,916,039)	372	91	3,420,291	19,550*
Total	$3,360,095	$11,334,223	$(9,889,853)	$372	$91	$4,804,928	$27,395

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-4.67%
Activision Blizzard, Inc.	22,075	$1,632,446
Alphabet, Inc., Class A(b)	521,494	52,665,679
Alphabet, Inc., Class C(b)	382,305	38,784,842
AT&T, Inc.	264,969	5,108,602
Comcast Corp., Class A	44,021	1,612,930
Electronic Arts, Inc.	17,508	2,289,696
Interpublic Group of Cos., Inc. (The)	22,512	773,512
Meta Platforms, Inc., Class A(b)	5,809	686,043
T-Mobile US, Inc.(b)	7,021	1,063,401
Verizon Communications, Inc.	91,006	3,547,414
		108,164,565
Consumer Discretionary-5.70%
Advance Auto Parts, Inc.	4,566	689,420
Amazon.com, Inc.(b)	15,387	1,485,461
AutoZone, Inc.(b)	5,269	13,588,751
Booking Holdings, Inc.(b)	928	1,929,730
Chipotle Mexican Grill, Inc.(b)	847	1,378,035
Dollar General Corp.	13,680	3,497,702
Dollar Tree, Inc.(b)(c)	11,447	1,720,370
Gentex Corp.	27,518	795,270
Genuine Parts Co.	14,541	2,665,802
Home Depot, Inc. (The)	119,035	38,566,150
Lowe’s Cos., Inc.	56,817	12,076,453
McDonald’s Corp.	64,386	17,563,857
NIKE, Inc., Class B	49,177	5,394,225
O’Reilly Automotive, Inc.(b)	12,172	10,523,181
Service Corp. International	13,281	948,927
Starbucks Corp.	11,465	1,171,723
Target Corp.	4,315	720,907
TJX Cos., Inc. (The)	106,182	8,499,869
Tractor Supply Co.	18,818	4,258,702
Yum! Brands, Inc.	35,076	4,512,878
		131,987,413
Consumer Staples-12.81%
Altria Group, Inc.	262,384	12,221,847
Archer-Daniels-Midland Co.	190,385	18,562,537
Bunge Ltd.	6,905	723,920
Church & Dwight Co., Inc.	21,684	1,775,269
Coca-Cola Co. (The)	481,947	30,656,649
Colgate-Palmolive Co.	89,045	6,899,207
Constellation Brands, Inc., Class A	6,579	1,693,106
Costco Wholesale Corp.	124,488	67,130,154
Darling Ingredients, Inc.(b)	9,353	671,826
Estee Lauder Cos., Inc. (The), Class A	4,124	972,398
General Mills, Inc.	32,197	2,746,404
Hershey Co. (The)	16,702	3,927,809
JM Smucker Co. (The)	5,153	793,614
Kellogg Co.	14,252	1,039,683
Keurig Dr Pepper, Inc.	25,357	980,555
Kimberly-Clark Corp.	24,924	3,380,442
Kroger Co. (The)	78,117	3,842,575
McCormick & Co., Inc.	9,121	776,927
Mondelez International, Inc., Class A	63,700	4,306,757
Monster Beverage Corp.(b)	37,713	3,879,159
PepsiCo, Inc.	160,652	29,802,553
Philip Morris International, Inc.	208,546	20,785,780
Procter & Gamble Co. (The)	420,311	62,693,589
Tyson Foods, Inc., Class A	19,557	1,296,238
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	14,039	$582,618
Walmart, Inc.	95,098	14,494,837
		296,636,453
Energy-10.72%
Baker Hughes Co., Class A	17,120	496,822
Cheniere Energy, Inc.	8,456	1,482,844
Chesapeake Energy Corp.(c)	8,101	838,453
Chevron Corp.	502,661	92,142,788
ConocoPhillips	98,692	12,189,449
EOG Resources, Inc.	35,436	5,029,431
Exxon Mobil Corp.	1,077,273	119,943,576
Hess Corp.	5,202	748,620
Kinder Morgan, Inc.	50,830	971,870
Marathon Petroleum Corp.	26,097	3,178,876
Phillips 66	36,928	4,004,472
Pioneer Natural Resources Co.	8,474	1,999,779
Valero Energy Corp.	28,764	3,843,446
Williams Cos., Inc. (The)	39,851	1,382,830
		248,253,256
Financials-8.64%
Allstate Corp. (The)	11,439	1,531,682
American Express Co.	10,590	1,668,878
Aon PLC, Class A	9,113	2,809,356
Apollo Global Management, Inc.	14,072	976,456
Arch Capital Group Ltd.(b)(c)	22,123	1,325,389
Arthur J. Gallagher & Co.	7,139	1,421,446
Berkshire Hathaway, Inc., Class B(b)	364,935	116,268,291
Blackstone, Inc., Class A	111,763	10,229,668
Brown & Brown, Inc.	19,841	1,182,325
Cboe Global Markets, Inc.	6,757	857,058
Chubb Ltd.	27,856	6,116,899
Cincinnati Financial Corp.	22,072	2,449,109
FactSet Research Systems, Inc.	10,718	4,944,106
JPMorgan Chase & Co.	5,124	708,034
Markel Corp.(b)	991	1,312,917
Marsh & McLennan Cos., Inc.	108,963	18,870,212
Moody’s Corp.	9,452	2,819,248
MSCI, Inc.	3,996	2,029,289
Progressive Corp. (The)	49,152	6,495,437
S&P Global, Inc.	29,220	10,308,816
SEI Investments Co.(c)	10,883	677,793
Travelers Cos., Inc. (The)	6,710	1,273,625
W.R. Berkley Corp.	9,990	762,037
Wells Fargo & Co.	14,000	671,300
Willis Towers Watson PLC	9,390	2,311,443
		200,020,814
Health Care-25.23%
Abbott Laboratories	255,838	27,523,052
AbbVie, Inc.	202,738	32,677,311
Agilent Technologies, Inc.(c)	11,302	1,751,584
Amgen, Inc.	49,836	14,273,030
Becton, Dickinson and Co.	16,470	4,106,630
Boston Scientific Corp.(b)	20,245	916,491
Bristol-Myers Squibb Co.	254,049	20,395,054
Chemed Corp.	2,973	1,545,960
Cigna Corp.	9,670	3,180,366
CVS Health Corp.	114,688	11,684,413
Danaher Corp.	26,928	7,362,384
Edwards Lifesciences Corp.(b)	41,917	3,238,088
Elevance Health, Inc.	15,755	8,396,154
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Eli Lilly and Co.	137,373	$50,976,373
Gilead Sciences, Inc.	76,388	6,709,158
HCA Healthcare, Inc.	4,537	1,089,878
Henry Schein, Inc.(b)	23,690	1,916,995
Hologic, Inc.(b)(c)	47,299	3,602,292
Incyte Corp.(b)(c)	7,345	585,176
Intuitive Surgical, Inc.(b)	4,884	1,320,585
Johnson & Johnson	532,631	94,808,318
Laboratory Corp. of America Holdings	5,557	1,337,570
McKesson Corp.	51,919	19,816,444
Medtronic PLC	24,244	1,916,246
Merck & Co., Inc.	230,800	25,415,696
Mettler-Toledo International, Inc.(b)	1,748	2,568,791
Molina Healthcare, Inc.(b)	6,556	2,207,864
Pfizer, Inc.	2,107,682	105,658,099
Premier, Inc., Class A	16,625	554,444
Quest Diagnostics, Inc.	21,341	3,240,204
Regeneron Pharmaceuticals, Inc.(b)	21,491	16,154,785
ResMed, Inc.	5,731	1,319,276
Stryker Corp.	8,228	1,924,447
Thermo Fisher Scientific, Inc.	10,174	5,699,678
United Therapeutics Corp.(b)	3,091	865,140
UnitedHealth Group, Inc.	130,842	71,670,014
Vertex Pharmaceuticals, Inc.(b)	65,487	20,720,087
Waters Corp.(b)	4,445	1,540,637
West Pharmaceutical Services, Inc.	4,601	1,079,671
Zoetis, Inc.	16,555	2,551,788
		584,300,173
Industrials-5.92%
3M Co.	11,715	1,475,739
AMETEK, Inc.	5,641	803,391
C.H. Robinson Worldwide, Inc.	10,942	1,096,607
Caterpillar, Inc.	13,822	3,267,659
Cintas Corp.	5,678	2,621,987
Copart, Inc.(b)	24,167	1,608,555
CSX Corp.	91,866	3,003,099
Cummins, Inc.	6,308	1,584,317
Deere & Co.	4,191	1,848,231
Eaton Corp. PLC	10,600	1,732,570
Emerson Electric Co.	19,093	1,828,537
Expeditors International of Washington, Inc.	15,463	1,794,636
Fastenal Co.	87,110	4,487,036
FTI Consulting, Inc.(b)(c)	7,297	1,261,067
General Dynamics Corp.	19,789	4,994,546
Graco, Inc.	11,480	803,256
Honeywell International, Inc.	16,145	3,544,635
Hubbell, Inc.	2,537	644,550
Illinois Tool Works, Inc.	18,656	4,243,680
J.B. Hunt Transport Services, Inc.	14,667	2,697,115
L3Harris Technologies, Inc.	13,931	3,163,451
Landstar System, Inc.(c)	5,249	907,972
Lincoln Electric Holdings, Inc.(c)	5,667	838,036
Lockheed Martin Corp.	46,545	22,583,169
Masco Corp.	15,691	796,789
Nordson Corp.	3,861	913,088
Norfolk Southern Corp.	6,424	1,647,756
Northrop Grumman Corp.	14,355	7,655,378
Old Dominion Freight Line, Inc.	10,732	3,247,610
Otis Worldwide Corp.	18,764	1,465,281
PACCAR, Inc.	12,360	1,309,048
Raytheon Technologies Corp.	39,350	3,884,632
Republic Services, Inc.	31,752	4,422,736
	Shares	Value
Industrials-(continued)
Robert Half International, Inc.(c)	15,403	$1,213,448
Rollins, Inc.	47,850	1,935,054
Snap-on, Inc.	5,916	1,423,390
Tetra Tech, Inc.	6,393	988,294
Union Pacific Corp.	37,567	8,168,193
United Parcel Service, Inc., Class B	39,949	7,579,524
Verisk Analytics, Inc.	9,098	1,671,394
W.W. Grainger, Inc.	4,106	2,476,164
Waste Management, Inc.	75,846	12,720,891
Watsco, Inc.(c)	3,095	832,493
		137,185,004
Information Technology-19.53%
Accenture PLC, Class A	91,381	27,499,284
Adobe, Inc.(b)	7,341	2,532,131
Advanced Micro Devices, Inc.(b)	23,377	1,814,757
Amdocs Ltd.	25,091	2,229,586
Amphenol Corp., Class A	22,607	1,818,281
Apple, Inc.	761,541	112,730,914
Applied Materials, Inc.	16,012	1,754,915
Arista Networks, Inc.(b)	15,117	2,105,798
Aspen Technology, Inc.(b)(c)	3,628	836,254
Automatic Data Processing, Inc.	91,316	24,120,208
Broadcom, Inc.	23,610	13,009,818
Broadridge Financial Solutions, Inc.	6,584	981,740
Cadence Design Systems, Inc.(b)	45,332	7,798,917
Cisco Systems, Inc.	260,694	12,961,706
Cognizant Technology Solutions Corp., Class A	68,395	4,254,853
Corning, Inc.	16,919	577,446
Fiserv, Inc.(b)	7,035	734,173
Fortinet, Inc.(b)	55,777	2,965,105
Gartner, Inc.(b)	6,908	2,420,356
HP, Inc.(c)	148,658	4,465,686
Intel Corp.	46,119	1,386,798
International Business Machines Corp.	11,358	1,691,206
Intuit, Inc.	1,959	798,469
Jack Henry & Associates, Inc.	18,465	3,496,348
Juniper Networks, Inc.	25,281	840,341
Keysight Technologies, Inc.(b)	14,170	2,563,211
KLA Corp.	11,329	4,453,996
Lam Research Corp.	1,192	563,077
Mastercard, Inc., Class A	57,970	20,660,508
Micron Technology, Inc.	10,412	600,252
Microsoft Corp.	416,745	106,328,319
Monolithic Power Systems, Inc.	3,406	1,300,956
Motorola Solutions, Inc.	12,180	3,315,396
NVIDIA Corp.	24,426	4,133,612
Oracle Corp.	27,489	2,282,412
Palo Alto Networks, Inc.(b)	3,828	650,377
Paychex, Inc.	88,477	10,973,802
QUALCOMM, Inc.	55,410	7,008,811
Roper Technologies, Inc.	1,422	624,102
ServiceNow, Inc.(b)	2,296	955,825
Synopsys, Inc.(b)	26,504	8,999,168
Texas Instruments, Inc.	112,882	20,370,686
Visa, Inc., Class A(c)	95,288	20,677,496
		452,287,096
Materials-2.59%
Air Products and Chemicals, Inc.	3,087	957,464
Amcor PLC	59,446	734,158
Ardagh Group S.A.(b)(d)	16,236	172,345

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
Celanese Corp.	6,206	$665,904
CF Industries Holdings, Inc.	17,437	1,886,509
Corteva, Inc.	112,620	7,563,559
Dow, Inc.	22,096	1,126,233
DuPont de Nemours, Inc.	11,855	835,896
Huntsman Corp.	19,702	547,322
Linde PLC (United Kingdom)	74,432	25,044,879
LyondellBasell Industries N.V., Class A	16,586	1,409,976
Newmont Corp.	63,099	2,995,310
Nucor Corp.	42,388	6,356,081
Packaging Corp. of America	10,263	1,394,639
Reliance Steel & Aluminum Co.	11,065	2,337,924
Royal Gold, Inc.(c)	5,265	591,417
Sherwin-Williams Co. (The)	13,557	3,378,133
Steel Dynamics, Inc.(c)	18,486	1,921,250
		59,918,999
Real Estate-1.44%
American Tower Corp.	9,676	2,140,815
AvalonBay Communities, Inc.	5,803	1,014,945
CBRE Group, Inc., Class A(b)(c)	12,170	968,732
Crown Castle, Inc.	5,733	810,818
Digital Realty Trust, Inc.	4,144	466,034
Equity Residential	21,311	1,382,231
Extra Space Storage, Inc.(c)	19,935	3,203,355
Mid-America Apartment Communities, Inc.	5,543	913,930
Prologis, Inc.	58,634	6,906,499
Public Storage	37,140	11,066,234
Weyerhaeuser Co.	137,243	4,489,219
		33,362,812
Utilities-2.54%
Alliant Energy Corp.	11,898	669,857
Ameren Corp.	16,464	1,470,564
American Electric Power Co., Inc.	40,459	3,916,431
American Water Works Co., Inc.	4,289	650,899
CMS Energy Corp.	30,302	1,850,543
Consolidated Edison, Inc.	30,671	3,006,985
Dominion Energy, Inc.	48,247	2,948,374
DTE Energy Co.	26,650	3,091,667
Duke Energy Corp.	51,714	5,167,780
	Shares	Value
Utilities-(continued)
Edison International	14,580	$971,903
Entergy Corp.	11,855	1,378,381
Evergy, Inc.	12,489	739,474
Eversource Energy	21,596	1,789,445
Exelon Corp.	86,601	3,582,683
FirstEnergy Corp.	26,216	1,081,148
National Fuel Gas Co.	16,789	1,111,935
NextEra Energy, Inc.	67,980	5,757,906
NiSource, Inc.	26,901	751,614
NRG Energy, Inc.	19,335	820,771
OGE Energy Corp.	15,144	612,726
PPL Corp.	52,029	1,535,896
Public Service Enterprise Group, Inc.	28,723	1,739,178
Sempra Energy	16,471	2,737,316
Southern Co. (The)	93,407	6,318,049
WEC Energy Group, Inc.	25,706	2,548,493
Xcel Energy, Inc.	35,464	2,490,282
		58,740,300
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $2,175,556,436)		2,310,856,885
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.62%
Invesco Private Government Fund, 3.83%(e)(f)(g)	10,486,664	10,486,664
Invesco Private Prime Fund, 4.15%(e)(f)(g)	26,953,097	26,958,487
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,441,407)		37,445,151
TOTAL INVESTMENTS IN SECURITIES-101.41% (Cost $2,212,997,843)		2,348,302,036
OTHER ASSETS LESS LIABILITIES-(1.41)%		(32,664,708)
NET ASSETS-100.00%		$2,315,637,328

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,813,704	$16,776,017	$(18,589,721)	$-	$-	$-	$11,489
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,510,706	$50,132,745	$(47,156,787)	$-	$-	$10,486,664	$82,397*
Invesco Private Prime Fund	19,562,098	108,267,979	(100,880,524)	3,744	5,190	26,958,487	225,348*
Total	$28,886,508	$175,176,741	$(166,627,032)	$3,744	$5,190	$37,445,151	$319,234

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-1.18%
Cargurus, Inc.(b)(c)	3,040	$39,763
Cogent Communications Holdings, Inc.	2,757	160,044
EchoStar Corp., Class A(b)(c)	2,465	42,891
Gray Television, Inc.	2,374	27,776
Iridium Communications, Inc.(b)	8,451	448,748
John Wiley & Sons, Inc., Class A	4,968	235,533
Liberty Media Corp.-Liberty Braves, Class C(b)(c)	4,495	146,447
Radius Global Infrastructure, Inc., Class A(b)(c)	7,176	90,848
Scholastic Corp.	2,280	93,754
Shutterstock, Inc.	757	40,742
TechTarget, Inc.(b)	3,366	153,691
TEGNA, Inc.	33,858	668,357
Telephone & Data Systems, Inc.(c)	4,119	43,414
WideOpenWest, Inc.(b)(c)	6,486	67,325
Yelp, Inc.(b)(c)	2,378	73,599
Ziff Davis, Inc.(b)	2,205	203,433
		2,536,365
Consumer Discretionary-5.77%
Academy Sports & Outdoors, Inc.(c)	8,850	446,748
Accel Entertainment, Inc.(b)(c)	10,076	86,150
Acushnet Holdings Corp.	6,487	294,834
Adtalem Global Education, Inc.(b)	3,462	144,019
Arko Corp.	18,462	174,097
Bloomin’ Brands, Inc.	2,769	62,358
Boot Barn Holdings, Inc.(b)	1,879	126,551
Buckle, Inc. (The)(c)	4,541	199,577
Carriage Services, Inc.	1,738	43,711
Cavco Industries, Inc.(b)	1,674	384,401
Cracker Barrel Old Country Store, Inc.(c)	1,019	116,981
Dillard’s, Inc., Class A(c)	663	238,481
Dorman Products, Inc.(b)	2,753	246,779
Ermenegildo Zegna N.V. (Italy)(c)	9,302	102,229
Ethan Allen Interiors, Inc.	3,909	111,211
Foot Locker, Inc.(c)	1,599	63,640
Fox Factory Holding Corp.(b)(c)	584	61,962
Gentherm, Inc.(b)	7,171	513,372
Graham Holdings Co., Class B	335	215,633
Group 1 Automotive, Inc.	1,570	303,544
Helen of Troy Ltd.(b)(c)	1,121	110,463
Hilton Grand Vacations, Inc.(b)(c)	2,424	106,704
Kontoor Brands, Inc.	1,598	69,433
Laureate Education, Inc., Class A(c)	43,130	452,002
LCI Industries	1,717	169,743
Malibu Boats, Inc., Class A(b)(c)	716	41,320
MarineMax, Inc.(b)	1,726	57,010
Meritage Homes Corp.(b)	586	50,636
Monarch Casino & Resort, Inc.(b)(c)	1,019	86,462
Monro, Inc.	1,079	49,062
Movado Group, Inc.	2,983	96,023
Murphy USA, Inc.	12,117	3,584,330
ODP Corp. (The)(b)	2,134	102,709
Oxford Industries, Inc.	2,150	242,649
Papa John’s International, Inc.(c)	1,850	154,031
Perdoceo Education Corp.(b)	6,799	97,566
Skyline Champion Corp.(b)	3,077	159,973
Standard Motor Products, Inc.	1,917	73,632
Steven Madden Ltd.	11,515	397,728
Strategic Education, Inc.	2,791	228,304
Stride, Inc.(b)(c)	6,399	226,589
Sturm Ruger & Co., Inc.	2,599	142,763
Taylor Morrison Home Corp., Class A(b)	3,917	119,038
	Shares	Value
Consumer Discretionary-(continued)
Texas Roadhouse, Inc.	7,670	$761,784
Tri Pointe Homes, Inc.(b)	6,218	114,660
Universal Technical Institute, Inc.(b)(c)	6,588	47,697
Vista Outdoor, Inc.(b)(c)	1,616	45,199
Visteon Corp.(b)	1,583	232,384
Weyco Group, Inc.	2,386	61,082
Winmark Corp.(c)	1,292	310,080
Winnebago Industries, Inc.(c)	1,264	74,058
		12,401,392
Consumer Staples-4.09%
Alico, Inc.(c)	1,336	41,322
Andersons, Inc. (The)	8,551	329,214
BellRing Brands, Inc.(b)(c)	11,866	295,582
Cal-Maine Foods, Inc.(c)	14,424	840,631
Central Garden & Pet Co., Class A(b)	1,640	64,075
Coca-Cola Consolidated, Inc.	1,363	670,323
Edgewell Personal Care Co.	2,772	119,778
Energizer Holdings, Inc.	2,512	85,634
Hain Celestial Group, Inc. (The)(b)(c)	2,507	46,981
Hostess Brands, Inc.(b)	34,808	918,931
Ingles Markets, Inc., Class A	4,880	493,368
Inter Parfums, Inc.	4,496	428,424
J&J Snack Foods Corp.	1,538	252,263
John B. Sanfilippo & Son, Inc.	1,591	134,742
Lancaster Colony Corp.	1,317	272,803
Medifast, Inc.	418	52,689
National Beverage Corp.(c)	3,112	160,361
Nu Skin Enterprises, Inc., Class A	1,749	72,951
PriceSmart, Inc.	3,935	279,542
Primo Water Corp.	9,846	154,090
Seneca Foods Corp., Class A(b)	1,812	116,475
Simply Good Foods Co. (The)(b)(c)	15,131	603,727
SpartanNash Co.	6,519	214,149
Sprouts Farmers Market, Inc.(b)(c)	12,404	425,829
Tootsie Roll Industries, Inc.	4,129	185,599
TreeHouse Foods, Inc.(b)(c)	2,325	114,925
Universal Corp.	3,349	190,592
USANA Health Sciences, Inc.(b)	705	38,803
Vector Group Ltd.	24,669	273,826
Village Super Market, Inc., Class A(c)	2,351	52,992
WD-40 Co.(c)	1,300	217,750
Weis Markets, Inc.	7,278	634,714
		8,783,085
Energy-3.36%
Arch Resources, Inc.	4,603	712,314
Archrock, Inc.	5,862	51,058
Brigham Minerals, Inc., Class A	6,614	234,334
Cactus, Inc., Class A	4,484	243,885
Civitas Resources, Inc.	1,267	85,345
CNX Resources Corp.(b)(c)	14,434	250,719
Comstock Resources, Inc.	2,824	51,820
CVR Energy, Inc.	8,570	315,804
Delek US Holdings, Inc.	8,246	255,461
Dorian LPG Ltd.	5,446	106,034
Dril-Quip, Inc.(b)	2,165	50,964
Equitrans Midstream Corp.	13,419	112,585
FLEX LNG Ltd. (Norway)	4,256	160,111
Golar LNG Ltd. (Cameroon)(b)	6,829	171,203
Green Plains, Inc.(b)(c)	1,238	42,785
Gulfport Energy Corp.(b)(c)	3,355	272,057
Helmerich & Payne, Inc.	5,121	261,581
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Energy-(continued)
Magnolia Oil & Gas Corp., Class A	51,421	$1,341,060
Murphy Oil Corp.	12,675	598,260
NACCO Industries, Inc., Class A	1,181	53,452
Noble Corp. PLC(b)(c)	3,348	124,311
Par Pacific Holdings, Inc.(b)	3,380	79,193
Patterson-UTI Energy, Inc.	3,044	54,640
PBF Energy, Inc., Class A	5,976	237,666
REX American Resources Corp.(b)	2,546	75,132
RPC, Inc.	8,129	75,275
Scorpio Tankers, Inc. (Monaco)	1,908	97,346
SFL Corp. Ltd. (Norway)	20,558	201,263
Sitio Royalties Corp.(c)	3,665	115,594
Solaris Oilfield Infrastructure, Inc., Class A	5,265	57,757
Talos Energy, Inc.(b)	2,210	43,426
Tidewater, Inc.(b)	2,252	68,461
Valaris Ltd.(b)	6,793	448,406
World Fuel Services Corp.	5,717	162,649
		7,211,951
Financials-26.87%
1st Source Corp.(c)	2,392	136,583
ACNB Corp.	1,660	65,238
Amalgamated Financial Corp.(c)	2,434	64,915
Amerant Bancorp, Inc.	2,486	73,238
American Equity Investment Life Holding Co.	6,913	280,046
American National Bankshares, Inc.	1,788	68,963
Ameris Bancorp	5,730	303,002
AMERISAFE, Inc.	3,264	193,784
Apollo Commercial Real Estate Finance, Inc.(c)	12,239	151,274
Arbor Realty Trust, Inc.(c)	18,656	277,601
Ares Commercial Real Estate Corp.(c)	5,970	74,386
Argo Group International Holdings Ltd.	1,885	51,234
Arrow Financial Corp.	1,882	66,190
Artisan Partners Asset Management, Inc., Class A	10,557	366,222
Associated Banc-Corp	20,262	498,445
Atlantic Union Bankshares Corp.	9,831	350,672
Axos Financial, Inc.(b)	3,070	123,138
B. Riley Financial, Inc.(c)	2,317	101,763
Banc of California, Inc.	6,425	109,032
BancFirst Corp.	4,866	496,040
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	3,379	55,720
Bank First Corp.	1,135	107,859
Bank of Marin Bancorp(c)	2,534	90,945
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	3,595	125,106
BankUnited, Inc.	9,210	338,191
Bankwell Financial Group, Inc.	1,290	38,171
Banner Corp.	5,344	377,393
Bar Harbor Bankshares	1,923	58,209
BayCom Corp.(c)	2,453	46,509
BCB Bancorp, Inc.	4,700	88,595
Berkshire Hills Bancorp, Inc.	4,284	133,575
Blackstone Mortgage Trust, Inc., Class A(c)	29,833	753,880
Blucora, Inc.(b)	3,430	85,921
Brightsphere Investment Group, Inc.	3,576	72,807
Broadmark Realty Capital, Inc.	11,782	47,953
Brookline Bancorp, Inc.	12,426	176,698
Byline Bancorp, Inc.	3,932	89,610
Cadence Bank(c)	20,947	604,111
Cambridge Bancorp	978	86,954
Camden National Corp.(c)	1,877	82,175
	Shares	Value
Financials-(continued)
Capital City Bank Group, Inc.	1,871	$65,859
Capitol Federal Financial, Inc.	14,077	117,824
Capstar Financial Holdings, Inc.	2,809	50,281
Cathay General Bancorp	11,465	532,779
Central Pacific Financial Corp.	2,763	58,548
Chimera Investment Corp.(c)	14,152	96,941
Citizens & Northern Corp.	2,515	61,718
City Holding Co.(c)	3,353	341,738
Claros Mortgage Trust, Inc.	2,902	50,147
CNB Financial Corp.	2,832	72,358
CNO Financial Group, Inc.	10,445	245,249
Cohen & Steers, Inc.(c)	8,458	560,342
Columbia Banking System, Inc.(c)	4,666	158,924
Columbia Financial, Inc.(b)(c)	9,395	207,442
Community Bank System, Inc.	5,746	374,294
Community Trust Bancorp, Inc.(c)	2,992	143,347
Compass Diversified Holdings	6,229	121,839
ConnectOne Bancorp, Inc.	4,562	119,707
Customers Bancorp, Inc.(b)(c)	2,893	93,357
CVB Financial Corp.	33,642	964,853
Diamond Hill Investment Group, Inc.	1,613	287,049
Dime Community Bancshares, Inc.	3,495	124,667
Donegal Group, Inc., Class A(c)	3,380	50,261
Donnelley Financial Solutions, Inc.(b)(c)	3,427	130,843
Dynex Capital, Inc.	4,870	63,797
Eagle Bancorp, Inc.(c)	3,386	159,684
Eastern Bankshares, Inc.	18,788	368,433
Employers Holdings, Inc.	6,133	285,000
Encore Capital Group, Inc.(b)(c)	3,942	198,677
Enstar Group Ltd.(b)	1,400	305,186
Enterprise Financial Services Corp.	4,506	235,844
Equity Bancshares, Inc., Class A(c)	1,741	63,651
Esquire Financial Holdings, Inc.	1,947	87,303
Essent Group Ltd.	18,163	728,155
EZCORP, Inc., Class A(b)	6,967	69,809
Farmers & Merchants Bancorp, Inc.	2,872	82,369
Farmers National Banc Corp.	3,500	53,235
FB Financial Corp.	5,815	248,940
Federal Agricultural Mortgage Corp., Class C	1,414	177,952
Federated Hermes, Inc., Class B	28,012	1,063,335
First Bancorp	37,697	579,780
First Bancorp/Southern Pines NC	3,072	149,391
First Bancshares, Inc. (The)	1,625	55,559
First Busey Corp.(c)	6,017	156,863
First Business Financial Services, Inc.	1,804	69,129
First Commonwealth Financial Corp.	13,562	199,633
First Community Bankshares, Inc.(c)	2,404	88,828
First Financial Bancorp	8,716	230,364
First Financial Bankshares, Inc.	14,034	518,556
First Financial Corp.	2,247	108,013
First Foundation, Inc.(c)	6,795	95,198
First Internet Bancorp	1,278	33,177
First Interstate BancSystem, Inc., Class A(c)	8,771	382,591
First Merchants Corp.	7,703	340,550
First Mid Bancshares, Inc.	1,931	66,909
First of Long Island Corp. (The)(c)	2,439	47,439
First Western Financial, Inc.(b)	1,588	48,275
FirstCash Holdings, Inc.	6,150	577,239
Five Star Bancorp	2,203	59,481
Flushing Financial Corp.	4,810	100,337
Fulton Financial Corp.	24,107	448,149
Genworth Financial, Inc., Class A(b)	32,457	163,259

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
German American Bancorp, Inc.(c)	4,216	$168,050
Glacier Bancorp, Inc.	11,693	677,025
Great Southern Bancorp, Inc.(c)	2,091	131,001
Greene County Bancorp, Inc.	1,114	84,965
Guaranty Bancshares, Inc.	1,547	55,073
Hamilton Lane, Inc., Class A	4,159	307,267
Hancock Whitney Corp.	11,303	619,857
Hanmi Financial Corp.	5,181	140,146
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	4,477	145,234
HarborOne Bancorp, Inc.(c)	7,422	108,584
Heartland Financial USA, Inc.	4,017	195,989
Heritage Commerce Corp.	8,340	118,511
Heritage Financial Corp.	5,671	186,576
Hilltop Holdings, Inc.	4,605	137,229
Hingham Institution for Savings (The)(c)	309	90,685
Home BancShares, Inc.	18,671	475,177
HomeStreet, Inc.	2,710	73,983
Hope Bancorp, Inc.	17,693	240,979
Horace Mann Educators Corp.	8,266	318,985
Horizon Bancorp, Inc.	5,858	95,251
Houlihan Lokey, Inc.	24,322	2,392,069
Independent Bank Corp.	8,057	729,320
Independent Bank Group, Inc.(c)	4,057	267,519
International Bancshares Corp.	6,341	334,044
Investors Title Co.	422	64,794
Jackson Financial, Inc., Class A	1,933	72,198
John Marshall Bancorp, Inc.	2,313	66,984
Kearny Financial Corp.	10,951	105,896
Kinsale Capital Group, Inc.	9,339	2,878,373
KKR Real Estate Finance Trust, Inc.(c)	7,463	123,513
Ladder Capital Corp.	11,163	123,909
Lakeland Bancorp, Inc.	6,395	119,459
Lakeland Financial Corp.(c)	5,904	466,180
Mercantile Bank Corp.	2,758	96,006
Mercury General Corp.	3,099	112,432
Metrocity Bankshares, Inc.	3,670	82,575
Metropolitan Bank Holding Corp.(b)(c)	1,189	75,549
Mid Penn Bancorp, Inc.	1,837	60,621
Midland States Bancorp, Inc.	2,905	78,174
MidWestOne Financial Group, Inc.	1,945	67,861
Moelis & Co., Class A(c)	15,743	680,412
Mr. Cooper Group, Inc.(b)	9,805	442,794
National Bank Holdings Corp., Class A	5,648	262,688
National Western Life Group, Inc., Class A	223	47,008
Navient Corp.	5,076	84,109
NBT Bancorp, Inc.	7,381	340,707
Nelnet, Inc., Class A	3,480	342,919
Nicolet Bankshares, Inc.(b)(c)	2,387	197,453
NMI Holdings, Inc., Class A(b)	5,629	121,192
Northeast Bank	1,339	56,693
Northfield Bancorp, Inc.	4,000	63,800
Northwest Bancshares, Inc.	19,177	293,216
OceanFirst Financial Corp.	7,391	172,654
OFG Bancorp	8,672	251,228
Old National Bancorp	32,163	614,635
Old Second Bancorp, Inc.	7,071	123,460
Origin Bancorp, Inc.	2,376	97,226
Pacific Premier Bancorp, Inc.	5,086	187,928
Palomar Holdings, Inc.(b)	1,290	80,935
Park National Corp.	2,467	373,331
Parke Bancorp, Inc.(c)	2,211	48,089
	Shares	Value
Financials-(continued)
Pathward Financial, Inc.	1,221	$53,150
PCB Bancorp	3,069	57,145
Peapack-Gladstone Financial Corp.	1,833	75,556
PennyMac Financial Services, Inc.	1,781	106,254
Peoples Bancorp, Inc.	3,668	110,040
Peoples Financial Services Corp.	1,650	93,951
Piper Sandler Cos.	4,868	699,337
PJT Partners, Inc., Class A	7,234	557,090
PRA Group, Inc.(b)(c)	5,635	193,731
Preferred Bank	2,334	176,427
Premier Financial Corp.	3,650	106,507
ProAssurance Corp.	6,282	125,577
Professional Holding Corp., Class A(b)	2,959	88,681
Provident Financial Services, Inc.	9,809	220,997
QCR Holdings, Inc.	3,503	184,293
Radian Group, Inc.	32,796	641,818
Ready Capital Corp.(c)	8,584	115,026
Redwood Trust, Inc.	7,527	59,463
Renasant Corp.	3,430	139,841
Republic Bancorp, Inc., Class A	1,267	55,837
RLI Corp.	16,522	2,149,017
S&T Bancorp, Inc.	5,042	188,672
Safety Insurance Group, Inc.	5,628	516,313
Sandy Spring Bancorp, Inc.	5,883	204,846
Seacoast Banking Corp. of Florida(c)	7,708	265,001
Selective Insurance Group, Inc.	14,621	1,405,370
ServisFirst Bancshares, Inc.(c)	12,206	925,459
Shore Bancshares, Inc.	3,513	69,944
Silvercrest Asset Management Group, Inc., Class A	4,095	77,395
Simmons First National Corp., Class A	12,683	294,372
SmartFinancial, Inc.	2,406	72,132
South State Corp.	8,689	763,329
Southern Missouri Bancorp, Inc.	1,298	67,314
Southside Bancshares, Inc.	5,681	206,448
Stellar Bancorp, Inc.(c)	6,476	218,954
StepStone Group, Inc., Class A	4,045	121,269
Stewart Information Services Corp.	8,543	378,113
Stock Yards Bancorp, Inc.(c)	5,211	385,718
StoneX Group, Inc.(b)	2,737	277,723
Summit Financial Group, Inc.	2,264	64,207
Texas Capital Bancshares, Inc.(b)	2,310	138,577
Tompkins Financial Corp.	1,802	150,539
Towne Bank	9,843	317,929
TriCo Bancshares	5,430	295,935
Triumph Financial, Inc.(b)	1,645	98,305
TrustCo Bank Corp.	2,314	89,876
Trustmark Corp.	7,530	275,447
Two Harbors Investment Corp.(c)	3,136	51,430
UMB Financial Corp.	6,547	559,899
United Bankshares, Inc.	19,436	833,610
United Community Banks, Inc.	13,399	522,159
United Fire Group, Inc.	4,201	128,341
Univest Financial Corp.	4,079	115,069
Valley National Bancorp	51,346	650,040
Veritex Holdings, Inc.	4,835	157,911
Victory Capital Holdings, Inc., Class A	2,859	82,911
Virtus Investment Partners, Inc.	476	92,315
Walker & Dunlop, Inc.	5,389	481,292
Washington Federal, Inc.	11,032	389,099
Washington Trust Bancorp, Inc.	2,413	120,071
Waterstone Financial, Inc.	3,045	51,004

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
WesBanco, Inc.	7,600	$307,420
West Bancorporation, Inc.	2,257	54,258
Westamerica Bancorporation	4,845	299,179
WisdomTree, Inc.	14,520	80,876
WSFS Financial Corp.	5,261	255,211
		57,734,145
Health Care-7.65%
Addus HomeCare Corp.(b)	2,336	257,614
Alkermes PLC(b)(c)	24,981	619,029
Allscripts Healthcare Solutions, Inc.(b)(c)	7,612	144,171
AMN Healthcare Services, Inc.(b)(c)	7,391	914,267
Amphastar Pharmaceuticals, Inc.(b)(c)	29,752	877,387
AngioDynamics, Inc.(b)	3,352	43,408
Atrion Corp.	618	373,766
Avanos Medical, Inc.(b)	2,797	75,239
Biohaven Ltd.(b)	243	3,844
Catalyst Pharmaceuticals, Inc.(b)(c)	8,828	148,046
Computer Programs & Systems, Inc.(b)	1,603	47,449
CONMED Corp.(c)	1,804	149,461
Corcept Therapeutics, Inc.(b)	12,652	319,843
CorVel Corp.(b)	5,877	899,005
Eagle Pharmaceuticals, Inc.(b)	2,342	85,061
Embecta Corp.(c)	5,720	188,302
Ensign Group, Inc. (The)	9,709	922,355
Evolent Health, Inc., Class A(b)(c)	2,460	70,823
Haemonetics Corp.(b)	5,170	441,053
Halozyme Therapeutics, Inc.(b)	47,013	2,691,964
Harmony Biosciences Holdings, Inc.(b)(c)	4,149	247,986
HealthEquity, Inc.(b)	1,205	76,493
HealthStream, Inc.(b)	3,517	89,332
Innoviva, Inc.(b)(c)	29,296	384,657
Inspire Medical Systems, Inc.(b)(c)	522	126,100
Integer Holdings Corp.(b)(c)	2,197	163,281
iRadimed Corp.(c)	1,912	56,519
Ironwood Pharmaceuticals, Inc.(b)(c)	25,060	303,477
Lantheus Holdings, Inc.(b)	4,919	305,372
LeMaitre Vascular, Inc.	1,361	63,763
LHC Group, Inc.(b)	1,077	175,993
LivaNova PLC(b)(c)	2,416	133,774
Medpace Holdings, Inc.(b)	2,745	576,148
Meridian Bioscience, Inc.(b)(c)	12,753	408,096
Merit Medical Systems, Inc.(b)	9,880	711,360
National HealthCare Corp.	4,600	283,544
National Research Corp.	1,896	73,451
Neogen Corp.(b)	5,065	83,876
NextGen Healthcare, Inc.(b)(c)	10,025	208,520
NuVasive, Inc.(b)	1,787	69,407
Omnicell, Inc.(b)	2,922	150,804
Option Care Health, Inc.(b)	11,563	348,162
Pacira BioSciences, Inc.(b)(c)	5,751	277,486
Patterson Cos., Inc.	2,133	60,663
Prestige Consumer Healthcare, Inc.(b)	7,653	470,353
R1 RCM, Inc.(b)	8,686	78,608
Select Medical Holdings Corp.	1,901	46,727
Shockwave Medical, Inc.(b)	1,594	404,238
SIGA Technologies, Inc.(c)	18,170	166,801
Simulations Plus, Inc.(c)	1,206	48,952
Supernus Pharmaceuticals, Inc.(b)(c)	2,720	99,878
UFP Technologies, Inc.(b)(c)	604	72,510
US Physical Therapy, Inc.	1,517	131,084
Utah Medical Products, Inc.	1,402	124,862
	Shares	Value
Health Care-(continued)
Varex Imaging Corp.(b)(c)	2,760	$58,622
Xencor, Inc.(b)(c)	2,785	82,770
		16,435,756
Industrials-18.96%
AAON, Inc.	2,397	189,986
AAR Corp.(b)	1,841	85,717
ABM Industries, Inc.	5,351	252,460
Aerojet Rocketdyne Holdings, Inc.(b)	6,198	322,296
AerSale Corp.(b)	5,428	86,034
Air Transport Services Group, Inc.(b)	12,040	337,602
Alamo Group, Inc.	616	92,708
Albany International Corp., Class A	3,991	404,568
Allegiant Travel Co.(b)(c)	543	44,857
API Group Corp.(b)(c)	5,447	104,691
Apogee Enterprises, Inc.	5,249	253,264
Applied Industrial Technologies, Inc.	6,481	858,668
ArcBest Corp.	5,235	433,301
Arcosa, Inc.	2,591	158,310
Argan, Inc.	2,465	93,547
ASGN, Inc.(b)	5,709	517,235
Astec Industries, Inc.	1,264	55,919
Atkore, Inc.(b)(c)	5,756	703,095
Atlas Air Worldwide Holdings, Inc.(b)	2,431	244,972
AZZ, Inc.	1,939	80,721
Barnes Group, Inc.	1,715	73,042
Beacon Roofing Supply, Inc.(b)	7,639	446,041
Boise Cascade Co.	18,069	1,337,829
Brady Corp., Class A(c)	5,321	254,876
Brink’s Co. (The)	2,105	125,774
Casella Waste Systems, Inc., Class A(b)	8,590	739,513
CBIZ, Inc.(b)	17,004	844,249
Chart Industries, Inc.(b)(c)	1,408	201,330
Comfort Systems USA, Inc.	3,484	441,632
CoreCivic, Inc.(b)	8,768	116,439
Costamare, Inc. (Monaco)	7,540	72,686
CRA International, Inc.	1,166	143,721
CSW Industrials, Inc.	2,266	274,073
Douglas Dynamics, Inc.(c)	1,544	60,092
Dycom Industries, Inc.(b)(c)	1,128	102,806
Eagle Bulk Shipping, Inc.(c)	2,475	127,339
EMCOR Group, Inc.	8,278	1,282,262
Encore Wire Corp.(c)	13,260	1,937,419
Energy Recovery, Inc.(b)	4,808	111,449
Enerpac Tool Group Corp.	4,165	104,292
EnerSys	1,019	77,016
Ennis, Inc.(c)	5,283	122,724
EnPro Industries, Inc.	1,544	183,427
ESCO Technologies, Inc.	1,570	147,596
Evoqua Water Technologies Corp.(b)	9,941	432,334
Exponent, Inc.	14,599	1,509,683
Federal Signal Corp.	5,654	274,728
Forrester Research, Inc.(b)	3,359	118,170
Forward Air Corp.	8,688	976,270
Franklin Covey Co.(b)	2,310	120,028
Franklin Electric Co., Inc.	8,112	675,730
GATX Corp.(c)	5,802	654,175
Genco Shipping & Trading Ltd.(c)	6,812	101,022
GEO Group, Inc. (The)(b)(c)	9,112	107,704
Global Industrial Co.	1,828	44,987
GMS, Inc.(b)	2,172	106,645
Golden Ocean Group Ltd. (Norway)	25,225	212,899
Gorman-Rupp Co. (The)	3,640	100,755

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Great Lakes Dredge & Dock Corp.(b)(c)	5,830	$42,676
Griffon Corp.	3,322	117,300
H&E Equipment Services, Inc.	1,270	53,251
Heartland Express, Inc.	7,540	126,220
Heidrick & Struggles International, Inc.	1,685	50,044
Helios Technologies, Inc.	3,605	190,128
Herc Holdings, Inc.(c)	400	51,268
Heritage-Crystal Clean, Inc.(b)	2,147	67,845
Hillenbrand, Inc.	10,614	530,700
HNI Corp.	4,667	135,343
Hub Group, Inc., Class A(b)	9,183	772,749
Huron Consulting Group, Inc.(b)	2,872	223,614
ICF International, Inc.	1,822	197,450
Insperity, Inc.	5,212	617,883
Insteel Industries, Inc.	6,226	183,605
Interface, Inc.	3,037	32,891
Janus International Group, Inc.(b)(c)	5,822	63,751
John Bean Technologies Corp.	1,476	135,585
Kadant, Inc.	2,359	455,381
KAR Auction Services, Inc.(b)(c)	4,492	61,720
Kelly Services, Inc., Class A	2,748	46,688
Kennametal, Inc.	3,694	97,595
Kforce, Inc.	7,082	418,334
Korn Ferry	5,618	320,394
Lindsay Corp.	998	176,137
Marten Transport Ltd.	18,597	396,302
Masonite International Corp.(b)	897	67,517
Matson, Inc.	18,193	1,159,986
Matthews International Corp., Class A	2,522	79,846
McGrath RentCorp	3,422	335,767
MillerKnoll, Inc.	2,262	46,122
Moog, Inc., Class A	1,793	156,045
Mueller Industries, Inc.	30,623	2,105,944
Mueller Water Products, Inc., Class A	15,361	179,109
MYR Group, Inc.(b)	2,603	248,665
NOW, Inc.(b)	7,479	93,338
NV5 Global, Inc.(b)(c)	2,200	317,922
Parsons Corp.(b)	2,317	114,691
Quanex Building Products Corp.	3,113	73,996
RBC Bearings, Inc.(b)(c)	303	71,802
Resources Connection, Inc.	8,126	156,832
Rush Enterprises, Inc., Class A	8,710	448,826
Rush Enterprises, Inc., Class B(c)	1,172	62,104
Saia, Inc.(b)(c)	4,051	986,783
Simpson Manufacturing Co., Inc.	9,769	909,005
SP Plus Corp.(b)	1,746	60,918
SPX Technologies, Inc.(b)(c)	2,794	186,919
Standex International Corp.	1,712	179,846
Tennant Co.	1,271	80,747
Terex Corp.	4,611	211,691
Textainer Group Holdings Ltd. (China)	1,925	58,674
Transcat, Inc.(b)(c)	892	71,387
TriNet Group, Inc.(b)(c)	5,903	427,790
Trinity Industries, Inc.(c)	7,496	229,602
Triton International Ltd. (Bermuda)	10,066	679,153
TrueBlue, Inc.(b)	2,519	54,360
UFP Industries, Inc.	23,780	1,946,631
UniFirst Corp.	1,179	228,443
Wabash National Corp.	6,791	170,250
Watts Water Technologies, Inc., Class A	6,780	1,074,291
	Shares	Value
Industrials-(continued)
Werner Enterprises, Inc.(c)	11,150	$490,377
Zurn Elkay Water Solutions Corp.	54,389	1,316,758
		40,729,699
Information Technology-12.53%
A10 Networks, Inc.	18,559	347,239
ACI Worldwide, Inc.(b)	4,176	87,278
Adeia, Inc.	3,027	33,448
ADTRAN Holdings, Inc.	5,384	109,134
Advanced Energy Industries, Inc.	1,118	103,571
Alarm.com Holdings, Inc.(b)	1,757	87,674
Alpha & Omega Semiconductor Ltd.(b)(c)	2,449	85,911
Altair Engineering, Inc., Class A(b)(c)	1,746	85,676
Ambarella, Inc.(b)	1,237	91,785
Amkor Technology, Inc.	5,310	148,786
AppFolio, Inc., Class A(b)(c)	687	78,380
Axcelis Technologies, Inc.(b)	9,656	771,128
Badger Meter, Inc.	4,653	538,910
Belden, Inc.	6,325	508,783
Blackbaud, Inc.(b)(c)	1,178	69,820
Blackline, Inc.(b)	659	44,608
Box, Inc., Class A(b)	19,991	548,753
Calix, Inc.(b)	1,894	135,042
CEVA, Inc.(b)	1,562	42,440
Clearfield, Inc.(b)	4,123	542,669
Cohu, Inc.(b)	1,771	63,437
CommVault Systems, Inc.(b)	4,062	268,092
CSG Systems International, Inc.	9,193	568,495
CTS Corp.	7,426	315,605
Cyxtera Technologies, Inc.(b)	4,082	8,001
Digi International, Inc.(b)(c)	6,806	289,051
Diodes, Inc.(b)	8,803	811,901
Envestnet, Inc.(b)	5,632	332,401
ePlus, Inc.(b)	2,495	123,902
EVERTEC, Inc.	8,197	276,813
Evo Payments, Inc., Class A(b)	2,176	73,353
ExlService Holdings, Inc.(b)	12,087	2,262,686
Fabrinet (Thailand)(b)(c)	5,740	765,773
FormFactor, Inc.(b)(c)	17,524	404,279
Grid Dynamics Holdings, Inc.(b)(c)	3,116	39,698
Hackett Group, Inc. (The)	10,688	246,893
Harmonic, Inc.(b)(c)	14,590	223,811
Information Services Group, Inc.	8,347	44,740
Insight Enterprises, Inc.(b)	4,219	438,396
InterDigital, Inc.(c)	2,496	125,224
International Money Express, Inc.(b)	12,093	262,660
Kimball Electronics, Inc.(b)(c)	2,953	68,185
Knowles Corp.(b)(c)	18,019	281,096
Kulicke & Soffa Industries, Inc. (Singapore)(c)	11,358	544,616
MACOM Technology Solutions Holdings, Inc.(b)	1,508	103,584
MaxLinear, Inc.(b)	6,292	230,287
Methode Electronics, Inc.	4,992	228,035
Napco Security Technologies, Inc.(b)	3,960	104,465
NetScout Systems, Inc.(b)	19,086	711,526
Novanta, Inc.(b)(c)	2,200	347,050
Onto Innovation, Inc.(b)	8,589	686,691
OSI Systems, Inc.(b)	1,169	103,433
PC Connection, Inc.(b)	2,433	135,153
PDF Solutions, Inc.(b)	6,291	197,349
Perficient, Inc.(b)	5,578	396,317
Photronics, Inc.(b)	10,670	200,596
Plexus Corp.(b)	2,410	265,630
Power Integrations, Inc.	16,833	1,354,720

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Progress Software Corp.	5,980	$318,854
Qualys, Inc.(b)	10,747	1,325,320
Rambus, Inc.(b)(c)	30,202	1,159,153
Rapid7, Inc.(b)	1,167	34,310
Rogers Corp.(b)	4,068	443,575
Sanmina Corp.(b)	8,313	549,406
ScanSource, Inc.(b)	6,794	202,869
Semtech Corp.(b)(c)	10,662	327,750
Silicon Laboratories, Inc.(b)(c)	5,111	743,344
SPS Commerce, Inc.(b)	7,207	1,025,268
Super Micro Computer, Inc.(b)	6,144	554,373
Synaptics, Inc.(b)(c)	1,388	147,086
Tenable Holdings, Inc.(b)(c)	3,312	126,452
TTM Technologies, Inc.(b)	9,245	148,567
Veeco Instruments, Inc.(b)(c)	2,159	42,921
Verint Systems, Inc.(b)(c)	8,894	349,801
Verra Mobility Corp.(b)	14,487	229,619
Viavi Solutions, Inc.(b)	17,378	196,893
Vishay Intertechnology, Inc.	23,700	546,048
Xerox Holdings Corp.	4,019	65,550
Xperi, Inc.(b)	1,210	12,959
		26,915,097
Materials-4.57%
AdvanSix, Inc.	8,653	356,157
American Vanguard Corp.	11,039	253,897
ATI, Inc.(b)	5,325	162,466
Avient Corp.	7,681	265,839
Balchem Corp.	7,557	1,064,026
Cabot Corp.	11,821	870,262
Chase Corp.	665	63,175
Commercial Metals Co.	24,439	1,202,888
Compass Minerals International, Inc.	1,116	49,495
Greif, Inc., Class A	3,596	252,835
Greif, Inc., Class B	874	65,672
H.B. Fuller Co.	7,442	597,667
Hawkins, Inc.	3,572	148,595
Haynes International, Inc.	2,245	112,160
Ingevity Corp.(b)	2,412	188,787
Innospec, Inc.	8,717	966,628
Kaiser Aluminum Corp.(c)	1,351	122,130
Kronos Worldwide, Inc.	6,471	59,598
Livent Corp.(b)(c)	6,031	168,808
Materion Corp.	1,447	116,570
Minerals Technologies, Inc.	2,595	156,453
Myers Industries, Inc.	8,367	195,286
O-I Glass, Inc.(b)	4,170	68,430
Orion Engineered Carbons S.A. (Germany)	3,614	67,871
Quaker Chemical Corp.(c)	291	57,266
Schnitzer Steel Industries, Inc., Class A(c)	2,721	93,412
Sensient Technologies Corp.	7,251	541,722
Stepan Co.	1,978	220,685
Summit Materials, Inc., Class A(b)(c)	2,470	74,816
SunCoke Energy, Inc.	8,043	68,044
Sylvamo Corp.	2,343	126,733
TimkenSteel Corp.(b)(c)	5,905	110,424
Tredegar Corp.	4,024	41,608
TriMas Corp.(c)	4,570	124,990
Trinseo PLC	1,060	26,129
Tronox Holdings PLC, Class A	3,988	56,350
	Shares	Value
Materials-(continued)
Warrior Met Coal, Inc.	17,367	$639,453
Worthington Industries, Inc.(c)	1,235	70,074
		9,827,401
Real Estate-8.70%
Acadia Realty Trust	7,614	117,103
Agree Realty Corp.	16,847	1,178,448
Alexander & Baldwin, Inc.	11,579	228,685
Alexander’s, Inc.	588	143,613
American Assets Trust, Inc.	5,239	153,450
Apartment Investment & Management Co., Class A	11,174	93,638
Apple Hospitality REIT, Inc.	10,618	181,143
Armada Hoffler Properties, Inc.(c)	9,359	113,712
Bluerock Homes Trust, Inc.(b)(c)	476	11,672
Brandywine Realty Trust	12,444	85,988
Broadstone Net Lease, Inc.(c)	23,855	404,819
BRT Apartments Corp.	3,454	71,256
CareTrust REIT, Inc.	3,599	71,260
Centerspace	3,293	212,399
City Office REIT, Inc.	21,626	213,881
Community Healthcare Trust, Inc.	1,770	62,410
Corporate Office Properties Trust	19,101	530,435
CTO Realty Growth, Inc.(c)	6,507	136,452
Cushman & Wakefield PLC(b)(c)	15,256	174,224
Easterly Government Properties, Inc.	15,653	247,944
Elme Communities	12,712	251,189
Equity Commonwealth(c)	16,316	442,000
Essential Properties Realty Trust, Inc.	3,093	71,789
Farmland Partners, Inc.	9,263	123,013
Four Corners Property Trust, Inc.	14,578	395,647
Franklin Street Properties Corp.	16,204	47,316
FRP Holdings, Inc.(b)(c)	1,539	93,725
Getty Realty Corp.(c)	6,216	205,252
Gladstone Commercial Corp.(c)	3,111	59,078
Gladstone Land Corp.(c)	4,568	93,827
Global Medical REIT, Inc.(c)	6,793	68,609
Global Net Lease, Inc.(c)	6,393	86,497
Independence Realty Trust, Inc.	67,178	1,217,265
Indus Realty Trust, Inc.(c)	857	54,848
Innovative Industrial Properties, Inc.(c)	989	119,877
iStar, Inc.	5,952	47,795
Kennedy-Wilson Holdings, Inc.	36,740	625,315
Kite Realty Group Trust(c)	13,351	304,403
LTC Properties, Inc.	9,789	384,610
LXP Industrial Trust(c)	86,350	929,126
Marcus & Millichap, Inc.(c)	11,252	419,024
National Health Investors, Inc.	5,347	300,822
Necessity Retail REIT, Inc. (The)(c)	6,578	43,941
NETSTREIT Corp.	5,642	110,188
Newmark Group, Inc., Class A(c)	5,793	49,125
NexPoint Residential Trust, Inc.	6,402	307,872
Office Properties Income Trust(c)	2,224	34,005
One Liberty Properties, Inc.	3,436	81,914
Outfront Media, Inc.	7,091	129,694
Paramount Group, Inc.(c)	12,736	83,039
Pebblebrook Hotel Trust(c)	2,445	40,709
Phillips Edison & Co., Inc.(c)	3,089	99,558
Physicians Realty Trust(c)	40,741	608,263
Piedmont Office Realty Trust, Inc., Class A	8,037	83,665
Plymouth Industrial REIT, Inc.	4,486	92,860
PotlatchDeltic Corp.	33,523	1,602,064
Retail Opportunity Investments Corp.	15,130	230,733

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
RMR Group, Inc. (The), Class A(c)	2,431	$70,280
RPT Realty	8,315	93,128
Sabra Health Care REIT, Inc.	4,599	59,373
Safehold, Inc.	456	13,450
Saul Centers, Inc.	2,258	97,320
SITE Centers Corp.	19,356	263,048
St. Joe Co. (The)(c)	11,060	425,036
STAG Industrial, Inc.	30,346	998,687
Stratus Properties, Inc.	2,519	61,212
Sunstone Hotel Investors, Inc.(c)	18,860	207,271
Tanger Factory Outlet Centers, Inc.(c)	3,593	69,884
Tejon Ranch Co.(b)	4,834	94,746
Terreno Realty Corp.	15,374	901,531
UMH Properties, Inc.	9,310	163,949
Uniti Group, Inc.(c)	23,768	181,112
Universal Health Realty Income Trust(c)	2,124	111,489
Urban Edge Properties(c)	15,108	237,649
Urstadt Biddle Properties, Inc., Class A(c)	4,028	77,056
Veris Residential, Inc.(b)	5,067	81,376
Whitestone REIT	12,805	124,593
		18,703,379
Utilities-6.19%
ALLETE, Inc.	7,751	513,116
American States Water Co.	5,635	552,174
Artesian Resources Corp., Class A	2,264	123,524
Avista Corp.	10,653	439,756
Black Hills Corp.	10,321	739,293
Brookfield Infrastructure Corp., Class A (Canada)	13,921	652,616
California Water Service Group	6,435	417,825
Chesapeake Utilities Corp.	3,842	460,003
Clearway Energy, Inc., Class A	6,409	210,984
Clearway Energy, Inc., Class C	15,209	539,007
MGE Energy, Inc.	7,566	544,828
Middlesex Water Co.	2,798	261,473
New Jersey Resources Corp.	18,853	937,937
Northwest Natural Holding Co.	5,118	256,463
NorthWestern Corp.	8,103	473,296
ONE Gas, Inc.	6,103	530,656
	Shares	Value
Utilities-(continued)
Ormat Technologies, Inc.(c)	6,817	$616,461
Otter Tail Corp.	14,404	858,911
PNM Resources, Inc.	11,319	554,631
Portland General Electric Co.(c)	15,568	766,413
SJW Group	3,294	246,029
South Jersey Industries, Inc.	24,115	836,790
Southwest Gas Holdings, Inc.	13,274	908,738
Spire, Inc.	8,907	660,009
Unitil Corp.	2,743	150,371
York Water Co. (The)	1,250	57,112
		13,308,416
Total Common Stocks & Other Equity Interests (Cost $202,464,305)		214,586,686
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $248,548)	248,548	248,548
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $202,712,853)		214,835,234
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.67%
Invesco Private Government Fund, 3.83%(d)(e)(f)	8,616,250	8,616,250
Invesco Private Prime Fund, 4.15%(d)(e)(f)	22,903,979	22,908,559
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,521,027)		31,524,809
TOTAL INVESTMENTS IN SECURITIES-114.66% (Cost $234,233,880)		246,360,043
OTHER ASSETS LESS LIABILITIES-(14.66)%		(31,499,156)
NET ASSETS-100.00%		$214,860,887

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,510,821	$(1,262,273)	$-	$-	$248,548	$1,031
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,736,131	$10,379,049	$(9,498,930)	$-	$-	$8,616,250	$58,368*
Invesco Private Prime Fund	20,588,018	24,963,963	(22,646,541)	2,559	560	22,908,559	158,045*
Total	$28,324,149	$36,853,833	$(33,407,744)	$2,559	$560	$31,773,357	$217,444

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,472,281	$93,624,945	$-	$106,097,226
Money Market Funds	54,101	4,750,827	-	4,804,928
Total Investments	$12,526,382	$98,375,772	$-	$110,902,154
Invesco Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,310,684,540	$-	$172,345	$2,310,856,885
Money Market Funds	-	37,445,151	-	37,445,151
Total Investments	$2,310,684,540	$37,445,151	$172,345	$2,348,302,036
Invesco Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$214,586,686	$-	$-	$214,586,686
Money Market Funds	248,548	31,524,809	-	31,773,357
Total Investments	$214,835,234	$31,524,809	$-	$246,360,043